Document and Entity Information	Jan. 27, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001620463
Document Type	8-K
Document Period End Date	Jan. 27, 2022
Entity Registrant Name	Athira Pharma, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39503
Entity Tax Identification Number	45-3368487
Entity Address, Address Line One	18706 North Creek Parkway
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	Bothell
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98011
City Area Code	(206)
Local Phone Number	221-8112
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	ATHA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false